Short-Term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Short-term Debt [Line Items]
Short-term borrowings	¥ 111,836	¥ 87,894
Unsecured loans, weighted-average interest rate of 3.89%
Short-term Debt [Line Items]
Short-term borrowings		77,894
Unsecured loans, weighted-average interest rate of 4.22%
Short-term Debt [Line Items]
Short-term borrowings	105,836
Secured call money, weighted-average interest rate of 0.11%
Short-term Debt [Line Items]
Short-term borrowings		10,000
Secured call money, weighted-average interest rate of 0.10%
Short-term Debt [Line Items]
Short-term borrowings	¥ 6,000